Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 1 of 9

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency by Group	6

Foreclosure Group Report	7

REO Group Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-0613
Email: nayades.x.ortega@jpmorgan.com

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 2 of 9

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	147,341,000.00	109,519,274.73	9,701,184.48	510,620.78	10,211,805.26	0.00	0.00	99,818,090.25
A2	9,067,000.00	9,067,000.00	0.00	42,742.29	42,742.29	0.00	0.00	9,067,000.00
A3	45,954,000.00	45,954,000.00	0.00	218,608.00	218,608.00	0.00	0.00	45,954,000.00
A4	50,749,000.00	50,749,000.00	0.00	246,662.38	246,662.38	0.00	0.00	50,749,000.00
M1	23,430,000.00	23,430,000.00	0.00	115,292.38	115,292.38	0.00	0.00	23,430,000.00
M2	17,655,000.00	17,655,000.00	0.00	89,763.80	89,763.80	0.00	0.00	17,655,000.00
M3	4,785,000.00	4,785,000.00	0.00	24,781.75	24,781.75	0.00	0.00	4,785,000.00
M4	4,620,000.00	4,620,000.00	0.00	25,757.24	25,757.24	0.00	0.00	4,620,000.00
M5	4,290,000.00	4,290,000.00	0.00	24,840.98	24,840.98	0.00	0.00	4,290,000.00
M6	3,300,000.00	3,300,000.00	0.00	21,523.86	21,523.86	0.00	0.00	3,300,000.00
B1	2,310,000.00	2,310,000.00	0.00	15,066.70	15,066.70	0.00	0.00	2,310,000.00
B2	3,630,000.00	3,630,000.00	0.00	23,676.25	23,676.25	0.00	0.00	3,630,000.00
B3	8,911,000.00	4,964,465.42	370,669.24	32,380.14	403,049.38	0.00	0.00	4,593,796.18
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	326,042,000.00	284,273,740.15	10,071,853.72	1,391,716.55	11,463,570.27	0.00	0.00	274,201,886.43
X	330,002,299.03	292,180,573.76	0.00	162,262.20	162,262.20	0.00	0.00	282,479,389.28

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PJS0	743.30481489	65.84171738	3.46557157	69.30728894	677.46309751	5.414380%
A2	73316PJT8	1,000.00000000	0.00000000	4.71404985	4.71404985	1,000.00000000	5.474380%
A3	73316PJU5	1,000.00000000	0.00000000	4.75710493	4.75710493	1,000.00000000	5.524380%
A4	73316PJV3	1,000.00000000	0.00000000	4.86043824	4.86043824	1,000.00000000	5.644380%
M1	73316PJW1	1,000.00000000	0.00000000	4.92071618	4.92071618	1,000.00000000	5.714380%
M2	73316PJX9	1,000.00000000	0.00000000	5.08432739	5.08432739	1,000.00000000	5.904380%
M3	73316PJY7	1,000.00000000	0.00000000	5.17904911	5.17904911	1,000.00000000	6.014380%
M4	73316PJZ4	1,000.00000000	0.00000000	5.57516017	5.57516017	1,000.00000000	6.474380%
M5	73316PKA7	1,000.00000000	0.00000000	5.79043823	5.79043823	1,000.00000000	6.724380%
M6	73316PKB5	1,000.00000000	0.00000000	6.52238182	6.52238182	1,000.00000000	7.574380%
B1	73316PKC3	1,000.00000000	0.00000000	6.52238095	6.52238095	1,000.00000000	7.574380%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 3 of 9

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
B2	73316PKD1	1,000.00000000	0.00000000	6.52238292	6.52238292	1,000.00000000	7.574380%
B3	73316PKE9	557.11653238	41.59681742	3.63372685	45.23054427	515.51971496	7.574380%
TOTALS		871.89300811	30.89127695	4.26851924	35.15979619	841.00173116
X	N/A	885.38950977	0.00000000	0.49170021	0.49170021	855.99218584	0.666419%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 4 of 9

Sec. 4.03(a)(i)	Dates

	Record Date	09/21/06
	Determination Date	09/22/06
	Distribution Date	09/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	200,131.65
	Curtailments	13,472.68
	Prepayments	9,487,580.15
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	510,620.78
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	42,742.29
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	218,608.00
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - A-4	246,662.38
	Unpaid Interest - A-4	0.00
	Remaining Unpaid Interest - A-4	0.00

	Interest Distribution - M-1	115,292.38
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	89,763.80
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	24,781.75
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 5 of 9

	Interest Distribution - M-4	25,757.24
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	24,840.98
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	21,523.86
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	15,066.70
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	23,676.25
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	32,380.14
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions

	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class A-4 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 6 of 9

	Class A-4 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	292,180,573.76
	Ending Pool Balance	282,479,389.28
	Beginning Loan Count	1,930.00
	Ending Loan Count	1,883.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	121,741.91

Sec. 4.03(a)(ix)	Delinquency Advances

	Group I Delinquency Advances Included in Current Distribution	0.00
	Group I Recouped Advances Included in Current Distribution	0.00
	Group I Recouped Advances From Liquidations	0.00
	Group I Aggregate Amount of Advances Outstanding	2,444,378.80

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,869.68

Section 4.03(a)(xi) A	Delinquencies

Delinquency by Group
Group 1
Period	Number	Principal Balance	Percentage
0-30 days	192	28,900,188.59	10.23%
31-60 days	54	7,322,149.02	2.59%
61-90 days	14	3,004,605.82	1.06%
91+days	11	1,237,429.36	0.44%
Total	271	40,464,372.79	14.32%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 7 of 9

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	32	4,593,902.61	1.63%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Report
Group Number	Number of Loans	Principal Balance	Percentage
1	2	190,000.00	0.07%

	Market Value of Group I REO Loans	187,000.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Group I Three Largest Loans	2,388,427.14

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 8 of 9

	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	1,701.52
	Class M-6 Net WAC Cap Carryover Amounts Paid	1,701.52
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	1,191.06
	Class B-1 Net WAC Cap Carryover Amounts Paid	1,191.06
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	1,871.67
	Class B-2 Net WAC Cap Carryover Amounts Paid	1,871.67
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	2,559.73
	Class B-3 Net WAC Cap Carryover Amounts Paid	2,559.73
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	0.00

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds

	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	169,544.48
	Funds Withdrawn From Cap Reserve Fund For Distribution	169,544.48
	Ending Balance of Cap Reserve Fund	0.00

	Beginning Balance of Corridor Reserve Fund	0.00
	Funds Withdrawn From Corridor Reserve Fund For Distribution	0.00
	Funds Deposited to Corridor Reserve Fund	0.00
	Ending Balance of Corridor Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-A September 25, 2006	Page 9 of 9

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	7.73%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	350.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)Overcollateralization Amounts

	Overcollateralization Amount	8,277,502.85
	Overcollateralization Target Amount	8,277,231.41
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxv)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	3.20%
	Six month rolling average of 60+ Day Delinquent Loans	0.02%

Sec. 4.03 (a)(xxviii)	Amount of Funds Collected by Trustee under the Cap Agreement	169,544.48

	Amount of Funds Collected by Trustee under the Corridor Agreement	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO

	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	27.22%
	Senior Specified Enhancement Percentage	46.60%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.